Reverse Capitalization - Additional Information (Details)		3 Months Ended	12 Months Ended
	Mar. 12, 2021 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares
Business Acquisition [Line Items]
Business acquisition, effective date		Mar. 12, 2021
Business combination entity price | $ / shares			$ 10.00
Common stock, conversion basis			if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares | shares				8,031,018
Goodwill		$ 0
Intangible Assets Net Excluding Goodwill		$ 0
Warrants expiration period		5 years	5 years
Proceeds from Business Combination and PIPE financing before offsetting		$ 560,800,000
Offering costs		$ 48,000,000.0
Merger Agreement [Member]
Business Acquisition [Line Items]
Authorized shares of capital stock | shares	432,000,000
Convertible Preferred Stock Shares Issued Upon Conversion | shares		78,120,214
Common Stock, Shares | shares	422,000,000
Preferred stock, Shares | shares	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Exchange Ratio		9.07659
Accrued Transaction Costs		$ 500,000
InterPrivate [Member]
Business Acquisition [Line Items]
Common stock shares redemption | shares		30,874
Goodwill		$ 0
Intangible Assets Net Excluding Goodwill		0
InterPrivate [Member] | Maximum [Member]
Business Acquisition [Line Items]
Gross Common Stock Redemption Payments		$ 300,000
PIPE Shares [Member]
Business Acquisition [Line Items]
Stock issued during period, new issues, Shares | shares		28,318,478
Proceeds from sale of common stock		$ 320,000,000.0
PIPE Shares [Member] | Investor One [Member]
Business Acquisition [Line Items]
Business combination entity price | $ / shares		$ 10.00
PIPE Shares [Member] | Investor Two [Member]
Business Acquisition [Line Items]
Business combination entity price | $ / shares		11.50
PIPE Shares [Member] | Investor Three [Member]
Business Acquisition [Line Items]
Business combination entity price | $ / shares		$ 16.00
Merger Agreement [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Business combination, direct and incremental costs related Costs		$ 48,000,000.0